ACQUISITIONS, DISPOSALS AND DISCONTINUED OPERATIONS (Details) shares in Millions, $ in Millions				12 Months Ended
	May 02, 2025 USD ($)	May 17, 2024 USD ($)	May 16, 2024 USD ($) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Feb. 05, 2024 Closing
ACQUISITIONS, DISPOSALS AND DISCONTINUED OPERATIONS
Proceeds from Divestment, net of cash of discontinued operations sold					$ 1,283.2
Number of shares sold | shares			14.1
Percentage of legal ownership sold			4.00%
Cash received in exchange of IPJC Yandex shares			$ 208.0
Discontinued operation disposed of by sale | Disposal of businesses in Russia and certain international markets
ACQUISITIONS, DISPOSALS AND DISCONTINUED OPERATIONS
Number of closings | Closing						2
Ownership interest sold at first closing (as a percent)		68.00%
Gain (loss) from disposal		$ (784.6)			(784.6)
Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]		Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest
Impairment of the held-for-sale asset		$ 501.7
Gain/(loss) on deconsolidation		270.4
Transaction costs		12.5
Gain from revaluation of investment in the divested businesses		59.0			59.0
Cash and cash equivalents		$ 1,174.9
Remaining minority interest		28.00%
Discontinued operation disposed of by sale | Toloka Group, Inc
ACQUISITIONS, DISPOSALS AND DISCONTINUED OPERATIONS
Voting interest percentage	49.00%
Discontinued operations disposed of by means other than sale | Toloka Group, Inc
ACQUISITIONS, DISPOSALS AND DISCONTINUED OPERATIONS
Gain (loss) from disposal				$ 85.9
Proceeds from Divestment, net of cash of discontinued operations sold	$ 39.0
Deconsolidation of cash and cash equivalents	$ 3.7
Cash and cash equivalents					$ 14.9